Weighted Average Basic and Diluted Number of Common Shares Outstanding (Details) - shares	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Weighted average basic and diluted number of common shares outstanding
Basic weighted average number of shares	271,451,602	105,053,467	260,988,191	98,314,006
Diluted weighted average number of shares	271,451,602	105,053,467	260,988,191	98,314,006